ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7.ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31, 2016	December 31, 2017
	RMB	RMB
Accrued payroll and welfare	35,470	56,730
Tax payable	406,698	785,217
Accrued customer incentives and Yiren coins	54,731	197,816
Accrued advertisement expense	55,463	169,827
Payable to investor of beneficiary rights under repurchase agreement (Note 2)	—	50,000
Other accrued expenses	11,803	37,060

Total accrued expenses and other current liabilities	564,165	1,296,650